Shareholder Report, Holdings (Details) - C000246381 [Member]	Mar. 31, 2025
Cboe Global Markets, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AptarGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Tractor Supply Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Cintas Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%